NJEDA BONDS (Details 2) (USD $)			9 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012 Bond [Member]
Bond Issue Costs	$ 354,453	$ 354,453
Accumulated Amortization	(103,974)	(93,339)
Unamortized Balance	250,478	261,113
Amortization Expense Current YTD			$ (10,634)